LEASE OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2014
Leases [Abstract]
Schedule Of Future Minimum Lease Payments For Operating Leases and Capital Leases
Minimum future lease payments for the operating and capital leases at December 31, 2014, were as follows:

	Operating
	Leases	Capital Lease
	(In thousands)

2015	$481	$166
2016	473	168
2017	214	191
2018	141	191
2019	141	191
Thereafter	687	364

Total Minimum Lease Payments	$2,137	$1,271

Less: Amount representing interest		(117)

Present value of minimum lease payments		$1,154